Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2020 CAD ($) shares	Feb. 29, 2020 CAD ($) shares	Feb. 28, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Stock option exercises | $		$ 5	$ 22
Dividend reinvestment plan | $		$ 0	$ 0
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance	22,372,064	22,372,064
Stock options exercises, shares		0
Issued upon restricted share unit exercises		0
Dividend reinvestment plan, shares		0
Shares repurchased		0
Number of shares, ending balance		22,372,064
Beginning balance | $	$ 2	$ 2
Stock option exercises | $		0
Dividend reinvestment plan | $		0
Shares repurchased | $		0
Ending balance | $		$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance	492,115,775	494,389,771
Stock options exercises, shares		240,733
Issued upon restricted share unit exercises		4,507
Dividend reinvestment plan, shares		1,445,494
Shares repurchased	(1,191,173)	(3,964,730)
Number of shares, ending balance		492,115,775
Beginning balance | $	$ 4,318	$ 4,310
Stock option exercises | $		6
Dividend reinvestment plan | $		37
Shares repurchased | $		(35)
Ending balance | $		$ 4,318
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance	10,012,393	10,012,393
Stock options exercises, shares		0
Issued upon restricted share unit exercises		0
Dividend reinvestment plan, shares		0
Shares repurchased		0
Number of shares, ending balance		10,012,393
Beginning balance | $	$ 245	$ 245
Stock option exercises | $		0
Dividend reinvestment plan | $		0
Shares repurchased | $		0
Ending balance | $		$ 245
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance	1,987,607	1,987,607
Stock options exercises, shares		0
Issued upon restricted share unit exercises		0
Dividend reinvestment plan, shares		0
Shares repurchased		0
Number of shares, ending balance		1,987,607
Beginning balance | $	$ 48	$ 48
Stock option exercises | $		0
Dividend reinvestment plan | $		0
Shares repurchased | $		0
Ending balance | $		$ 48